Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Principal Executive officer (“PEO”) (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (4)	Net Income (Loss) (millions) (5)
2024	$464,728	488,181	$398,542	$407,151	$7	(6.2)
2023	$549,561	$531,086	$366,026	$354,350	$9	$(8.4)
2022	$601,731	$(93,190)	$547,341	$(66,161)	$12	$(17.5)

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Nijhawan (our Chief Executive Officer/PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(2)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 464,728	$ 549,561	$ 601,731
PEO Actually Paid Compensation Amount	$ 488,181	531,086	(93,190)
Adjustment To PEO Compensation, Footnote
	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for PEO and Non-PEO NEOs	$464,728	$398,542	$549,561	$366,026	$601,731	$547,341
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table*	(144,454)	-	(153,669)	(98,378)	(123,152)	(109,329)
Fair value at year end of equity awards granted during the year that were unvested as of the end of the year	-	-	48,560	31,699	14,855	13,188
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	10,851	4,507	(6,979)	(3,645)	(411,560)	(333,145)
Fair value of equity awards granted and vested during the year	144,454	-	85,805	54,075	13,547	12,024
Change in fair value of equity awards granted in prior years that vested during the year	12,602	4,102	7,808	4,573	(188,611)	(196,240)

Compensation Actually Paid Totals	$488,181	$407,151	$531,086	$354,350	$(93,190)	$(66,161)

*

For 2024, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO) as partial payment of salary, which is reflected in the “Salary” column of the Summary Compensation Table for such year.

For 2023, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO), Mr. Brooks (Non-PEO) and Ms. Niffenegger (Non-PEO) as partial payment of each of their bonuses, which is reflected in the "Bonus" column of the Summary Compensation Table for such year.

(3)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Nijhawan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Nijhawan) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Mr. Lemieux and Dr. Brooks, for 2023, Mr. Lemieux, Dr. Brooks and Ms. Niffenegger and for 2022, Dr. Brooks and Ms. Niffenegger. Mr. Lemieux was appointed Chief Financial Officer effective July 15, 2023.

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on shares or option awards in 2024, 2023 or 2022.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 398,542	366,026	547,341
Non-PEO NEO Average Compensation Actually Paid Amount	407,151	354,350	(66,161)
Total Shareholder Return Amount		9	12
Net Income (Loss)	(6,200,000)	(8,400,000)	(17,500,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,454)	(153,669)	(123,152)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	48,560	14,855
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,851	(6,979)	(411,560)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,454	85,805	13,547
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,602	7,808	(188,611)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(98,378)	(109,329)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	31,699	13,188
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,507	(3,645)	(333,145)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	54,075	12,024
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,102	$ 4,573	$ (196,240)